Notes payable (Tables)	12 Months Ended
Jun. 30, 2013
Notes Payable [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
Future principal payments under the note at June 30, 2013 are as follows:

Fiscal Year Ending June 30,	Amount
2014	$55,293
2015	11,059
Total future minimum principal payments	66,352
Less current portion	(55,293)
Long-term portion	$11,059